Stockholders' Equity (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 25, 2025	Jun. 30, 2023	Nov. 15, 2022	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 10, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 28, 2023	Nov. 07, 2023	Oct. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Shares issue					170,000,000
Authorized to issue						25,000,000
Common stock par value (in Dollars per share)											$ 0.01
Authorized shares						4,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion price (in Dollars per share)					$ 1	$ 1
Percentage of shares to be issued upon exercise of the new warrants					75.00%	75.00%
Stockholders’ equity (in Dollars)				$ 3,003,956	$ 446,262	$ 1,562,005	$ (788,259)	$ 1,562,005	$ (3,114,318)	$ 269,853				$ (5,135,481)
Other offering expenses (in Dollars)	$ 2,000,000
Warrant exercise price (in Dollars per share)	$ 1.83
Series A Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of shares	1,092,896
Series B Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of shares	1,092,896
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price					60.00%	60.00%
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized	885,000				50,000,000	1,000,000						2,000,000	2,000,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue					200,000
Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Fair value of the common stock (in Dollars)			$ 144,168
Fair value expense (in Dollars)						$ 0	108,126
662 Capital LLC [Member]
Stockholders’ Equity [Line Items]
Fair value expense (in Dollars)						$ 0	$ 54,063
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue					2,324,285	1,176,059	2,817
Authorized to issue					100,000,000
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares					100,000,000	100,000,000
Common stock, voting rights					one (1) vote for each share	one (1) vote for each share
Agreed to issue	207,896
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Stockholders’ equity (in Dollars)				$ 211	$ 231	$ 117			4	3
Agreed to issue				651,167			640
Class A Common Stock [Member] | Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Stock or unit option plan expense (in Dollars)			$ 40,000
Restricted shares issued			33
Class A Common Stock [Member] | 662 Capital LLC [Member]
Stockholders’ Equity [Line Items]
Restricted shares issued			17
Fair value of the common stock (in Dollars)			$ 72,084
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue					3,020,750	3,020,750	3,891,500
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares					20,000,000	20,000,000	20,000,000
Common stock, voting rights					twenty-five (25) votes for each share	twenty-five (25) votes for each share
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Stockholders’ equity (in Dollars)				$ 302	$ 302	$ 302	$ 389		$ 389	$ 389				$ 430
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)		$ 10
Preferred stock outstanding		12.00%
Series A Preferred Stock [Member] | Bridge Note [Member]
Stockholders’ Equity [Line Items]
Debt conversion, converted instrument, shares issued		442
IPO [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price					60.00%	60.00%
Preferred stock convertible, beneficial conversion feature (in Dollars)					$ 2,567,866
IPO [Member] | Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price					50.00%	50.00%
IPO [Member] | Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Authorized shares					20,000,000	20,000,000
IPO [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, convertible, conversion price (in Dollars per share)						$ 4
Preferred stock convertible, beneficial conversion feature (in Dollars)					$ 4	$ 2,567,866